Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Intangible assets mainly consist of the valuation of identifiable intangible assets acquired in connection with the acquisition of RPM, representing developed technology and trade name. The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

In addition, in connection with the acquisition of RPM, the purchase price exceeded the fair value of net assets acquired by $12,808,197. The Company allocated the $12,808,197 excess to goodwill. Goodwill is not amortized, but is tested for impairment at June 30, 2026. On June 30, 2026, the Company assessed its goodwill for any impairment and concluded that there were not indicators of impairment as of June 30, 2026.

During the three and six months ended June 30, 2026, the Company capitalized certain software and platform development costs incurred amounting to $215,412 and $233,449, respectively, since the Company’s software and platform development projects were in the application development stage. The software and platform have not yet been placed in service as of June 30, 2026.

At June 30, 2026 and December 31, 2025, intangible assets consisted of the following:

	Useful Life	June 30, 2026	December 31, 2025
Developed technology	1 Year	$2,230,000	$2,230,000
Trade name	1 Year	22,000	22,000
Software and platform	3 Years	233,449	-
Goodwill		12,808,197	12,808,197
		15,293,646	15,060,197
Less: accumulated amortization		(1,219,833)	(93,833)
		$14,073,813	$14,966,364

For the three months ended June 30, 2026 and 2025, amortization expense amounted to $563,000 and $0, respectively. For the six months ended June 30, 2026 and 2025, amortization expense amounted to $1,126,000 and $0, respectively.

Amortization of intangible assets, excluding software and platform, which have not yet been placed in service as of June 30, 2026, attributable to future periods is as follows:

For the Twelve-month Period Ending June 30:	Amortization Amount
2027	$1,032,167
2028 and thereafter	-
$1,032,167

NOTE 8 – INTANGIBLE ASSETS

Intangible assets consist of the valuation of identifiable intangible assets acquired (See Note 4), representing developed technology and trade name. The Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value the identifiable intangible assets at the acquisition date. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

In addition, in connection with the acquisition of RPM (See Note 4), the purchase price exceeded the fair value of net assets acquired by $12,808,197. The Company allocated the $12,808,197 excess to goodwill. Goodwill is not amortized, but is tested for impairment at December 31, 2025. On December 31, 2025, the Company assessed its goodwill for any impairment and concluded that there were not indicators of impairment as of December 31, 2025.

At December 31, 2025, intangible assets consisted of the following:

	Useful Life	December 31, 2025
Developed technology	1 Year	$2,230,000
Trade name	1 Year	22,000
Goodwill		12,808,197
		15,060,197
Less: accumulated amortization		(93,833)
		$14,966,364

For the year ended December 31, 2025, amortization expense amounted to $93,833, which represented amortization from December 12, 2025 (the date of acquisition) to December 31, 2025. There was no comparable amortization prior to the date of acquisition.

Amortization of intangible assets attributable to future periods is as follows:

For the Year Ending December 31:	Amortization Amount
2026	$2,158,167
2027 and thereafter	-
$2,158,167